Members' capital (Details)	12 Months Ended
	Oct. 31, 2019 USD ($) shares
Reserve Quantities [Line Items]
Balance - October 31, 2018	$ (247,605)
Balance - October 31, 2019	$ (1,427,646)
G R Unlimited [Member]
Reserve Quantities [Line Items]
Beginning balance, shares | shares	40,706,873	[1]
Balance - October 31, 2018	$ 4,701,773
Issued pursuant to conversion of promissory notes, shares | shares	5,465,877	[1]
Issued pursuant to conversion of promissory notes	$ 1,451,400
Issued in connection with Technology License Agreement, shares | shares	6,600,000	[1]
Issued in connection with Technology License Agreement	$ 1,574,761
Issued upon exercise of unit purchase Options, shares | shares	4,202,429	[1]
Issued upon exercise of unit purchase Options	$ 1,218,784
Issued pursuant to Subscription Receipts, shares | shares	3,771,023	[1]
Issued pursuant to Subscription Receipts	$ 913,968
Ending balance, shares | shares	60,746,202	[1]
Balance - October 31, 2019	$ 9,860,686

[1]	The number of common shares per the table above represents the number of common shares exchanged for the common units, Seed Round Preferred Units and Incentive Units in connection with completion of the Transaction.